Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases
Schedule of Supplemental information related to leases

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB

Operating lease right-of-use assets	901,956	876,259

Current operating lease liabilities	298,728	246,394
Non-current operating lease liabilities	504,442	502,481
Total operating lease liabilities	803,170	748,875

Weighted average remaining lease term (in years)	6	5

Weighted average discount rate	4.36%	4.27%

Schedule of Supplemental cash flow information related to leases

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	322,857	389,696
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	499,124	343,411
Right-of-use assets decreased due to lease modifications:
Operating leases	168,380	48,558

Schedule of Maturities of lease liabilities

	As of	As of
	December 31, 2019	December 31, 2020
	RMB	RMB
Within one year	285,743	257,009
Within a period of more than one year but not more than two years	196,902	163,774
Within a period of more than two year but not more than three years	105,055	100,435
Within a period of more than three year but not more than four years	82,610	105,527
Within a period of more than four year but not more than five years	50,415	64,430
Within a period of more than five year	184,470	148,254
Total lease commitment	905,195	839,429
Less: Imputed interest	(102,025)	(90,554)
Total operating lease liabilities	803,170	748,875
Less: Current operating lease liabilities	(298,728)	(246,394)
Long-term operating lease liabilities	504,442	502,481